Hedging derivatives - Schedule of maturity profile of hedging instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 505,992	€ 511,727	€ 418,294
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	26,707	33,405	19,038
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	29,976	31,685	35,624
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	120,662	145,627	112,546
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	280,202	257,116	222,777
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48,445	43,894	28,309
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	338,057	308,897	241,792
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	17,263	9,791	6,862
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	20,353	15,953	14,535
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	87,830	88,519	59,170
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	176,040	163,086	139,486
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	36,571	31,548	21,739
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	305,348	290,152	225,377
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	15,778	8,725	6,266
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	19,042	14,680	13,749
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	82,060	85,981	56,860
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	160,461	154,440	131,323
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	28,007	26,326	17,179
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	285,983	276,715	215,382
Fair value hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	15,588	7,910	6,176
Fair value hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	18,565	11,913	13,525
Fair value hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	78,893	83,890	55,918
Fair value hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	146,294	148,913	125,405
Fair value hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	26,643	24,089	14,358
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	19,365
Fair value hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	190
Fair value hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	477
Fair value hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,167
Fair value hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,167
Fair value hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,364
Fair value hedges | Interest rate risk | Cap&Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,656	4,411	4,331
Fair value hedges | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	963	1,054	566
Fair value hedges | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	365	717	678
Fair value hedges | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086	469	619
Fair value hedges | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	112	50
Fair value hedges | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	242	2,059	2,418
Fair value hedges | Currency risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	242	2,059	2,418
Fair value hedges | Currency risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	242	2,059	2,418
Fair value hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,414	2,240	1,913
Fair value hedges | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	963	1,054	566
Fair value hedges | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	365	717	678
Fair value hedges | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086	469	619
Fair value hedges | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	50
Fair value hedges | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,433	13,739	12,084
Fair value hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	522	12	30
Fair value hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	946	511	108
Fair value hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,684	2,019	1,691
Fair value hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,079	8,034	8,113
Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,202	3,163	2,142
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,452	2,720	2,311
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	15	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	54	149	21
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	218	104	321
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,898	1,543	1,508
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,267	924	461
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	21,981	11,019	9,773
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	507	12	30
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	892	361	87
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,466	1,915	1,370
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,181	6,491	6,605
Fair value hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,935	2,240	1,681
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Fair value hedges | Base risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Fair value hedges | Base risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Fair value hedges | Base risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Base risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	500	500
Fair value hedges | Base risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Fair value hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Fair value hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Fair value hedges | Inflation risk | Inflation swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | Inflation swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | Inflation swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | Inflation swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk | Inflation swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,120
Fair value hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount		95
Fair value hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		45
Fair value hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		50
Fair value hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount		95
Fair value hedges | Equity risk | Equity swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Equity risk | Equity swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		45
Fair value hedges | Equity risk | Equity swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		50
Fair value hedges | Equity risk | Equity swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Equity risk | Equity swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	148,269	179,271	157,796
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	6,499	19,696	7,873
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,405	10,088	16,149
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	21,536	43,111	43,913
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	103,955	94,030	83,291
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,874	12,346	6,570
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	99,969	134,503	97,780
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,497	14,628	4,467
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,347	7,932	6,859
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	12,090	30,390	30,846
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	76,749	75,459	53,038
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,286	6,094	2,570
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	87,412	106,663	91,569
Cash flow hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,497	7,146	4,241
Cash flow hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,347	5,856	6,429
Cash flow hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	12,077	20,846	29,863
Cash flow hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	64,712	67,495	48,735
Cash flow hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,779	5,320	2,301
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	12,357	6,621	3,020
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	6,621	0
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13	0	0
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,837	0	3,020
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	507	0	0
Cash flow hedges | Interest rate risk | Cap&Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Cash flow hedges | Interest rate risk | Cap&Floor | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Interest rate risk | Cap&Floor | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Interest rate risk | Cap&Floor | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Interest rate risk | Cap&Floor | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Cash flow hedges | Interest rate risk | Cap&Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	24,791	30,653	34,823
Cash flow hedges | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	981	2,982	2,655
Cash flow hedges | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,169	1,377	7,087
Cash flow hedges | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,062	8,765	6,607
Cash flow hedges | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,467	14,703	16,711
Cash flow hedges | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,112	2,826	1,763
Cash flow hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,445	9,286	11,160
Cash flow hedges | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	874	2,594	2,013
Cash flow hedges | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,025	1,310	2,344
Cash flow hedges | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,546	5,382	4,617
Cash flow hedges | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	2,186
Cash flow hedges | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Currency risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,740	19,957	20,043
Cash flow hedges | Currency risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	41	133	642
Cash flow hedges | Currency risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	52	66	2,209
Cash flow hedges | Currency risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,024	3,383	1,990
Cash flow hedges | Currency risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,511	14,704	14,525
Cash flow hedges | Currency risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,112	1,671	677
Cash flow hedges | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,606
Cash flow hedges | Currency risk | Fx Swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	66
Cash flow hedges | Currency risk | Fx Swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	92
Cash flow hedges | Currency risk | Fx Swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	492
Cash flow hedges | Currency risk | Fx Swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	956
Cash flow hedges | Currency risk | Fx Swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,445	11,724	12,217
Cash flow hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,021	2,086	407
Cash flow hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,887	778	1,547
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	5,371	3,785	2,270
Cash flow hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,690	3,813	7,187
Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,476	1,262	806
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,253	3,092	2,847
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	761	997	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	80
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	227	395	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,085	1,260	2,575
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	180	440	192
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,192	8,632	9,370
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,260	1,090	407
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,887	778	1,467
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	5,144	3,389	2,270
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,605	2,553	4,612
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,296	822	614
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,316	12,908
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		0	344
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		0	656
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		153	4,182
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0	6,296
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		2,163	1,430
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount			12,495
Cash flow hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount			318
Cash flow hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount			618
Cash flow hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount			3,833
Cash flow hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount			6,296
Cash flow hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount			1,430
Cash flow hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,163
Cash flow hedges | Inflation risk | Inflation swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges | Inflation risk | Inflation swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges | Inflation risk | Inflation swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges | Inflation risk | Inflation swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges | Inflation risk | Inflation swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		2,163
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	64	75	68
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2	1	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13	18	8
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	55	59
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	1	1
Cash flow hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount		75
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	64	75	68
Cash flow hedges | Equity risk | Option | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | Option | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2	1	0
Cash flow hedges | Equity risk | Option | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13	18	8
Cash flow hedges | Equity risk | Option | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	55	59
Cash flow hedges | Equity risk | Option | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	1	1
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	19,666	23,559	18,706
Hedges of net investments in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,945	3,918	4,303
Hedges of net investments in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,218	5,644	4,940
Hedges of net investments in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	11,296	13,997	9,463
Hedges of net investments in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	207	0	0
Hedges of net investments in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	19,666	23,559	18,706
Hedges of net investments in foreign operations | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,945	3,918	4,303
Hedges of net investments in foreign operations | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,218	5,644	4,940
Hedges of net investments in foreign operations | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	11,296	13,997	9,463
Hedges of net investments in foreign operations | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	207	0	0
Hedges of net investments in foreign operations | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	19,614	23,559	18,706
Hedges of net investments in foreign operations | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,893	3,918	4,303
Hedges of net investments in foreign operations | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,218	5,644	4,940
Hedges of net investments in foreign operations | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	11,296	13,997	9,463
Hedges of net investments in foreign operations | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	207	0	0
Hedges of net investments in foreign operations | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	€ 0
Hedges of net investments in foreign operations | Currency risk | Fx Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	52
Hedges of net investments in foreign operations | Currency risk | Fx Swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	52
Hedges of net investments in foreign operations | Currency risk | Fx Swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Hedges of net investments in foreign operations | Currency risk | Fx Swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Hedges of net investments in foreign operations | Currency risk | Fx Swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Hedges of net investments in foreign operations | Currency risk | Fx Swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0